American Funds Mortgage Fund
One Market, Steuart Tower
Suite 1800
San Francisco, California 94105

October 28, 2010

Ms. Laura Hatch, Staff Accountant
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Funds Mortgage Fund (the “Fund”)
File Nos. 333-168595 and 811-22449

Dear Ms. Hatch:

In response to your comments on October 18, 2010 to the Fund’s Registration Statement on Form N-1A, we hereby file Pre-Effective Amendment No. 2 to the Registration Statement under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 2 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”) pursuant to Rule 472 of the 1933 Act.  We appreciate your prompt response to the previous filing.

Our responses to your comments are set forth below.  The Amendment reflects additional information that was not contained in the initial Registration Statement.

Prospectus

Fees and Expenses of the Fund

1.           Comment:  The footnote regarding the expense reimbursement must include the date on which the reimbursement is expected to terminate and must describe the manner in which the reimbursement may be terminated.

Response:   We have updated the footnote to address your comment.

2.           Comment:  In the expense example the Fund’s 3 year expenses should not include the effect of the expense reimbursement.

Response:  We have updated the expenses to address your comment.

Thank you for your consideration of our response to your comments. As mentioned in previous conversations with the staff, we hope to have the Fund’s Registration Statement declared effective by November 1, 2010.  We have filed the audited financial statements related to the initial capitalization of the Fund with the Fund’s Registration Statement on Form N-1A. We look forward to your response to this letter and the Amendment.

If you have any questions please do not hesitate to contact me at (213) 615-0404.

Sincerely,
/s/ Timothy W. McHale
Timothy W. McHale
Counsel, Capital Research and Management Company

Enclosure